Payables and Accrued Charges (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Payables and Accrued Charges

As at December 31	2025	2024
Trade and other payables (Note 5)	5,540	5,359
Customer prepayments	1,826	1,881
Dividends	263	265
Accrued compensation	615	606
Current portion of asset retirement obligations and accrued environmental costs (Note 22)	208	188
Accrued interest	110	112
Current portion of share-based compensation (Note 7)	60	34
Current portion of derivatives	8	33
Income taxes (Note 10)	20	22
Provincial mining taxes	20	‐
Other taxes	59	49
Current portion of pension and other post-retirement benefits (Note 21)	13	15
Customer rebates	48	44
Other accrued expenses	473	469
Other	46	41
	9,309	9,118